CONVERTIBLE NOTES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
CONVERTIBLE NOTES
CONVERTIBLE NOTES

NOTE 8 - CONVERTIBLE NOTES

During May and September 2021, the Company entered into financing arrangements to provide working capital. The Company received proceeds of $175,000 from three private investors. The promissory notes carried interest at the rate of between 8% and 12% and matured between May 4, 2022, and October 23, 2022.

The notes automatically converted at 75% of the 30-day average bid price of the obligor common stock (or the public company common stock as the case may be), with the exception of the $50,000 Taverna 12% Note, which converted at the lower of $1.00 per share or the current market price of Hempacco stock. The notes could not be converted prior to maturity. The Taverna note matured on May 4, 2022, and was converted, along with accrued interest, into 56,592 shares of Hempacco common stock on September 7, 2022.

The notes payable to Miguel Cambero for $100,000 and Ernie Sparks for $25,000 originally matured on October 23, 2022. Both notes were extended through April 30, 2023. On or about May 16, 2023, Ernest Sparks’ note and accrued interest of $4,032 were converted into 62,223 shares of the Company’s common stock. The conversion terms of the promissory note, called for conversion of the principal and accrued interest $29,033 into common shares of Hempacco at a 25% discount to the weighted average closing price for the 30-days prior to the conversion date, which calculation produced a conversion rate of $0.4665. The additional interest expense due to the discounted conversion rate was $6,434.

The Company’s note payable to Miguel Cambero, including accrued interest, was converted into 332,398 shares of   common stock on August 9, 2023.The conversion terms of the promissory note date May 6, 2021, called for conversion of the principal and accrued interest $117,907 into common shares of Hempacco at a 25% discount to the weighted average closing price for the 30-days prior to the conversion date, which calculation produced a conversion rate of $0.3547. The additional interest expense due to the discounted conversion rate was $15,052.

On or about March 18, 2022, the Company issued a promissory note to a related party, Jerry Halamuda for $50,000. The note carries an interest rate of 8% and the initial maturity date was September 18, 2022. The note is secured by 50,000 common shares of the Company. On September 18, 2022, the Company and the investor signed Amendment No. 1 to the promissory note extending the maturity date to March 18, 2023. Subsequently, additional amendments were executed which extended the maturity date to June 18, 2023, and then to September 18, 2023. The $50,000 principal balance of the note was repaid on August 1, 2023. Accrued interest will be repaid in cash at a later date.

NOTE 8 – CONVERTIBLE NOTES

During the year ended December 31, 2021, the Company issued twelve convertible promissory notes totaling $650,000 and warrants to purchase up to 750,000 shares of Hempacco common stock at $1.00 per share were issued to two related party members of the Board of Directors. Subsequently, as a result of the merger and share exchange agreement of May 21, 2021, between Hempacco and Green Globe International, Inc. these warrants were cancelled and replaced on November 9, 2021, with equivalent warrants to purchase Green Globe common shares. See Note 9 below for additional details.

Individual note holders converted $511,500 in principle and $23,552 in accrued interest into 535,052 shares of Hempacco common stock. On May 21, 2021, these shares were exchanged for 2,236,213,775 of GGII’s common shares.

During May and June 2021, the Company entered into financing arrangements to provide working capital. The Company received proceeds of $175,000 from three private investors. The promissory notes carried interest at the rate of between 8% and 12% and mature between May 4, 2022, and October 23, 2022. The Notes automatically convert at 75% of the 30-day average bid price of the obligor common stock (or the public company common stock as the case may be), with the exception of the $50,000 Taverna 12% Note which converts at $1.00 per share or the current market price of Hempacco stock. The Notes cannot be converted prior to maturity. The Taverna notes matured on May 4, 2022, and was converted, along with accrued interest, into 56,592 shares of Hempacco common stock on June 7, 2022.

The notes payable to Miguel Cambero ($100,000) and Ernie Sparks ($25,000) matured on October 23, 2022. The notes were extended through April 30, 2023. As of the date of this filing, the Company is in technical default.

On or about March 18, 2022, the Company issued a promissory note to a related party for $50,000. The note carries an interest rate of 8% and matures on June 18, 2022. The note is secured by 50,000 common shares of the Company. On June 18, 2022, the Company and the investor signed Amendment No. 1 to the promissory note extending the maturity date to September 18, 2022. Subsequently, amendments 2, 3 and 4 were executed which extend the maturity date to June 18, 2023.